SUMMARY OF MATERIAL AND OTHER ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Summary Of Material And Other Accounting Policies
Schedule of property and equipment depreciation

Office equipment	Declining balance, 20% - 55%
Vehicles	Declining balance, 30%
Buses under lease	Straight-line over the expected life of the bus, up to 12 years
Asset under lease	Straight-line, over lease term
Plant	Straight-line, 40 years
Manufacturing equipment	Declining balance, 20%